Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 12, 2021 item D $ / shares shares	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | segment		3
Healthcare services term of contract under capitation revenues		1 month
Impairment of long-lived assets held-for-use		$ 0	$ 0
Goodwill impairment charge		0	0
Impairment of intangible assets, finite-lived		$ 0	$ 0
Defined Contribution Plan, Tax Status [Extensible Enumeration]		us-gaap:QualifiedPlanMember
Required service period		2 months
Employer matching contribution, percent of match		100.00%	100.00%
Employer matching contribution, percent of employees' gross pay		4.00%	3.00%
Employers matching contribution, additional percentage of match			50.00%
Defined Contribution Plan, Cost		$ 787	$ 504
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201026Member
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution, percent of employees' gross pay			3.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution, percent of employees' gross pay			5.00%
Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	12,500,000
Number of tranches | item	2
Stock price trigger (in dollars per share) | $ / shares	$ 15.00
Earnout measurement period	2 years
Earnout period	3 years
Threshold trading days | D	20
Threshold trading day period | D	30
DFPH Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	575,000
Number of tranches | item	2
Earnout period	3 years
Escrow deposit percentage	50.00%
Derivative Instrument, Period, One | Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	5,000,000.0
Stock price trigger (in dollars per share) | $ / shares	$ 12.50
Derivative Instrument, Period, Two | Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares	7,500,000
Cumulative Effect, Period of Adoption, Adjustment | Subsequent events
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets				$ 15,800
Operating lease, liability				$ 17,100